SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.5%

         SECURITY                SHARES          VALUE
-------------------------------------------------------------
Advertising -- 2.0%
-------------------------------------------------------------
Catalina Marketing Corp.(1)        10,000        $  1,157,500
Specialized market
research.
Harte-Hanks Communications,
Inc.                               45,000             978,750
Owns and operates an
international direct
marketing company.
-------------------------------------------------------------
                                                 $  2,136,250
-------------------------------------------------------------
Auto and Parts -- 0.8%
-------------------------------------------------------------
Gentex Corp.(1)                    30,000        $    832,500
Sells automotive related
parts and smoke detectors.
-------------------------------------------------------------
                                                 $    832,500
-------------------------------------------------------------
Banks - Regional -- 3.1%
-------------------------------------------------------------
City National Corp.                40,000        $  1,317,500
Offers a wide variety of
personal and business
banking services.
Cullen/Frost Bankers, Inc.         43,000           1,107,250
The largest independent
bank holding company
in Texas.
Peoples Heritage Financial
Group, Inc.                        60,000             903,750
Operates and manages banks
in the Northeast.
-------------------------------------------------------------
                                                 $  3,328,500
-------------------------------------------------------------
Banks and Money Services -- 1.2%
-------------------------------------------------------------
Bank United Corp.                  25,000        $    681,250
Operates 70 branch bank
systems in Texas.
Nextcard, Inc.(1)                  22,000             635,250
Provides credit card
services over the Internet.
-------------------------------------------------------------
                                                 $  1,316,500
-------------------------------------------------------------
Biotechnology -- 2.9%
-------------------------------------------------------------
Genzyme Transgenics
Corp.(1)                           30,000        $    378,750
Biotechnology firm
specializing in the
engineering of proteins.
Human Genome Sciences,
Inc.(1)                             8,000           1,221,000
Researches and develops
pharmaceutical and
diagnostic products.
Sepracor, Inc.(1)                   8,000             793,500
Develops pharmaceutical
drugs.
         SECURITY                SHARES          VALUE
-------------------------------------------------------------

Biotechnology (continued)
-------------------------------------------------------------
Transkaryotic Therapies,
Inc.(1)                            15,000        $    577,500
Biotechnology firm
specializing in the
research of gene therapies.
Vertex Pharmaceuticals,
Inc.(1)                             6,000             210,000
Develops drugs for use in
HIV, cancer and other
diseases.
-------------------------------------------------------------
                                                 $  3,180,750
-------------------------------------------------------------
Broadcasting and Cable -- 2.0%
-------------------------------------------------------------
Entercom Communications
Corp.(1)                           18,000        $  1,188,000
Radio station operator.
Hispanic Broadcasting
Corp.(1)                            7,000             645,532
Spanish-language radio
broadcasting company
Radio Unica Communications
Corp.(1)                              800              23,100
Operates and broadcasts
radio stations in Hispanic
markets.
Tivo, Inc.(1)                       9,000             303,750
Provides a service that
allows customers to store
and record television
programs.
-------------------------------------------------------------
                                                 $  2,160,382
-------------------------------------------------------------
Business Products and Services -- 1.8%
-------------------------------------------------------------
Apollo Group, Inc.(1)              28,000        $    561,750
Adult education services.
CN Maximus, Inc.(1)                40,000           1,357,500
Management consulting
group.
-------------------------------------------------------------
                                                 $  1,919,250
-------------------------------------------------------------
Business Services - Miscellaneous -- 8.0%
-------------------------------------------------------------
American Management
Systems, Inc.(1)                   15,000        $    470,625
International consulting
firm, designing
technological solutions.
Diamond Technology
Partners(1)                        21,000           1,804,687
Management consulting firm.
DoubleClick, Inc.(1)                3,000             759,187
Gathers customer
information through the
Internet.
Freemarkets, Inc.(1)                   80              27,305
Operates on-line auctions
for companies seeking
custom components.
Iron Mountain, Inc.(1)             31,000           1,218,687
One of the largest record
management companies in the
U.S.
On Assignment, Inc.(1)             25,000             746,875
Places professionals in
need of temporary help.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

         SECURITY                SHARES          VALUE
-------------------------------------------------------------

Business Services - Miscellaneous (continued)
-------------------------------------------------------------
Pegasus Systems, Inc.(1)           25,000        $  1,507,813
Transaction processing for
the hotel industry.
Provant, Inc.(1)                   45,000           1,136,250
Offers classroom
instruction and training
programs.
Whittman-Hart, Inc.(1)             18,000             965,250
Information technology
consulting and system
integration services.
-------------------------------------------------------------
                                                 $  8,636,679
-------------------------------------------------------------
Communications Equipment -- 5.4%
-------------------------------------------------------------
Ditech Communications
Co.(1)                              7,000        $    654,500
Provides equipment and
services for
communication enhancement.
Glenayre Technologies,
Inc.(1)                           103,000           1,165,187
Specializes in equipment
used for voice messaging.
Pinnacle Holdings, Inc.(1)         30,000           1,271,250
Owns towers used for
wireless communication.
Polycom, Inc.(1)                    8,000             509,500
Makes long-distance audio
and
data-conferencing products.
Tekelec(1)                         50,000           1,125,000
Enables networks to
integrate enhanced
services.
Terayon Communications
System(1)                          17,000           1,067,812
Speeds up and improves the
quality of
data transmissions.
-------------------------------------------------------------
                                                 $  5,793,249
-------------------------------------------------------------
Communications Services -- 1.1%
-------------------------------------------------------------
Sportsline USA, Inc.(1)            22,000        $  1,102,750
Offers sports news and
information at its website
www.sportsline.com.
Z-Tel Technologies, Inc.(1)         2,850             115,069
Provides phone services
including Internet access.
-------------------------------------------------------------
                                                 $  1,217,819
-------------------------------------------------------------
Computer Software -- 8.6%
-------------------------------------------------------------
BindView Development
Corp.(1)                           12,000        $    596,250
Makes system management and
security software for
computer networks.
Breakaway Solutions,
Inc.(1)                               300              21,900
Provides Internet business
and customer
relationship services.
Brio Technology, Inc.(1)           18,000             756,000
Produces software for
information analysis.
         SECURITY                SHARES          VALUE
-------------------------------------------------------------

Computer Software (continued)
-------------------------------------------------------------
Crossroads Systems, Inc.(1)           300        $     25,350
Makes and distributes
routers for use in Storage
Area Networks.
CSG Systems International,
Inc.(1)                            16,000             638,000
Helps automate billing and
customer
service transactions.
Exchange Applications,
Inc.(1)                            18,000           1,005,750
Marketing automation
software.
HNC Software, Inc.(1)               8,000             846,000
Provides software which
detects debit and credit
card fraud and manages
retail inventories.
Micros Systems, Inc.(1)            14,000           1,036,000
Makes computer systems that
track business operations.
National Computer System,
Inc.                               35,000           1,316,875
Creates, tests and scores
tests, applications
and profiles.
Razorfish, Inc.(1)                 11,500           1,093,890
Specializes in Internet
development
and consultation.
Smartdisk Corp.(1)                 13,000             425,750
Develops products that
enable data to be shared
over the Internet.
Tibco Software, Inc.(1)             7,000           1,071,000
Enables businesses to
connect resources with
customers over the
Internet.
Wind River Systems, Inc.(1)        13,000             476,532
Makes operating systems for
computer
intelligence products.
-------------------------------------------------------------
                                                 $  9,309,297
-------------------------------------------------------------
Distribution -- 1.6%
-------------------------------------------------------------
United Stationers(1)               60,000        $  1,713,750
Wholesaler of office
supplies and equipment.
-------------------------------------------------------------
                                                 $  1,713,750
-------------------------------------------------------------
Education -- 1.7%
-------------------------------------------------------------
Career Education Corp.(1)          17,000        $    652,375
Operates and owns private,
post
secondary institutions.
Devry, Inc.(1)                     61,700           1,149,162
Higher education company.
-------------------------------------------------------------
                                                 $  1,801,537
-------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

         SECURITY                SHARES          VALUE
-------------------------------------------------------------
Electrical Equipment -- 1.1%
-------------------------------------------------------------
Micrel, Inc.(1)                    20,000        $  1,138,750
Designs and sells analog
integrated circuits.
-------------------------------------------------------------
                                                 $  1,138,750
-------------------------------------------------------------
Electronics - Instruments -- 1.6%
-------------------------------------------------------------
Cognex Corp.(1)                    27,000        $  1,053,000
Provides machine vision
systems which are used to
automate the manufacturing
process.
Helix Technology Corp.             16,025             718,120
Develops technology used in
the manufacturing of
electronic components.
-------------------------------------------------------------
                                                 $  1,771,120
-------------------------------------------------------------
Electronics - Semiconductors -- 6.8%
-------------------------------------------------------------
Applied Micro Circuits
Corp.(1)                            5,000        $    636,250
Provides semiconductor
chips which move large
amounts of information at
high speeds.
Dallas Semiconductor Corp.         27,000           1,739,812
Designs, manufactures, and
markets electronic chips
and chip-based subsystems.
Dupont Photomasks, Inc.(1)         20,000             965,000
Provides equipment to
semiconductor manufacturers.
Microchip Technology,
Inc.(1)                            15,000           1,026,562
Manufactures specialized
semiconductors.
Millipore Corp.                    35,000           1,351,875
Makes products that analyze
and purify fluids.
PMC-Sierra, Inc.(1)                 3,000             480,937
Provides high speed
internetworking
component solutions.
Qlogic Corp.(1)                     7,000           1,119,125
Manufactures circuits and
adapter boards.
-------------------------------------------------------------
                                                 $  7,319,561
-------------------------------------------------------------
Entertainment -- 0.7%
-------------------------------------------------------------
Speedway Motorsports,
Inc.(1)                            27,000        $    750,937
Owns and operates "Atlanta
Motor Speedway", "Bristol
Motor Speedway", "Charlotte
Motor Speedway", "Texas
Motor Speedway", and
"600 Racing".
-------------------------------------------------------------
                                                 $    750,937
-------------------------------------------------------------
         SECURITY                SHARES          VALUE
-------------------------------------------------------------
Financial - Specialty -- 0.1%
-------------------------------------------------------------
Profit Recovery Group
International(1)                    5,000        $    132,813
Provides recovery audit
services to
large corporations.
-------------------------------------------------------------
                                                 $    132,813
-------------------------------------------------------------
Health Services -- 2.4%
-------------------------------------------------------------
MedicaLogic, Inc.(1)                1,300        $     27,300
Provides software that
stores medical records on
the Internet.
MedQuist, Inc.(1)                  20,000             516,250
Provides electronic
transcription and data
management services to the
healthcare industry.
MiniMed, Inc.(1)                   19,800           1,450,350
Developer and manufacturer
of medical devices focusing
on diabetics.
Province Healthcare Co.(1)         32,000             608,000
Acquires and operates rural
hospitals.
-------------------------------------------------------------
                                                 $  2,601,900
-------------------------------------------------------------
Information Services -- 12.1%
-------------------------------------------------------------
Acxiom Corp.(1)                    50,000        $  1,200,000
Database information
services.
Affiliated Computer
Services, Inc., Class A(1)         41,850           1,925,100
Nationwide provider of
information
processing services.
BISYS Group, Inc. (The)(1)         29,000           1,892,250
Services financial
institutions with computer,
administrative and
marketing support data
processing services.
Dendrite International(1)          10,000             338,750
Produces marketing
software.
Eclipsys Corp.(1)                  11,000             281,875
Markets healthcare
information.
Hooper Holmes, Inc.                22,000             566,500
Provides health information
services.
IDX Systems Corp.(1)               36,000           1,125,000
Healthcare information
systems.
Jupiter Communication(1)           15,000             453,750
Provides analysis and data
about the Internet.
Marimba Software(1)                 5,000             230,312
Makes software that allows
companies to install and
update software
applications.
Peregrine Systems, Inc.(1)         12,000             991,500
Creates software to aid in
managing and monitoring
business through the use of
a network.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

         SECURITY                SHARES          VALUE
-------------------------------------------------------------

Information Services (continued)
-------------------------------------------------------------
Phoenix Technology Ltd.(1)         65,000        $  1,027,813
Provider of software that
controls the communication
between computer hardware
and operating systems.
Quotesmith.Com, Inc.(1)            45,000             511,875
Provides quotes for
insurance related purposes
over the Internet.
Remedy Corp.(1)                    18,000             852,750
Help desk management
software.
Sapient Corp.(1)                    4,000             563,750
Provides custom based
software.
Scient Corp.(1)                    12,000           1,037,250
Provides Internet and
technology
consulting services.
-------------------------------------------------------------
                                                 $ 12,998,475
-------------------------------------------------------------
Insurance -- 0.6%
-------------------------------------------------------------
Reinsurance Group of
America, Inc.                      25,370        $    704,018
Provides life insurance in
North America.
-------------------------------------------------------------
                                                 $    704,018
-------------------------------------------------------------
Lodging and Gaming -- 0.6%
-------------------------------------------------------------
Mandalay Resort Group(1)           32,000        $    644,000
Owns and operates casinos
and hotels.
-------------------------------------------------------------
                                                 $    644,000
-------------------------------------------------------------
Machinery -- 0.5%
-------------------------------------------------------------
Varco International,
Inc.(1)                            52,000        $    529,750
International manufacturer
of oil and gas equipment.
-------------------------------------------------------------
                                                 $    529,750
-------------------------------------------------------------
Medical Products -- 3.7%
-------------------------------------------------------------
Arthocare Corp.(1)                  5,000        $    305,000
Provides equipment used for
ease in
performing surgeries.
Haemonetics Corp.(1)               60,000           1,428,750
Designs and manufactures
equipment for the
collection, processing and
surgical salvage of blood.
Novoste Corp.(1)                   41,798             689,667
Provides equipment for use
in medical procedures.
Resmed, Inc.(1)                    22,000             918,500
Makes devices that help
diagnose and treat
obstructive sleep apnea.
         SECURITY                SHARES          VALUE
-------------------------------------------------------------

Medical Products (continued)
-------------------------------------------------------------
Steris Corp.(1)                    60,000        $    618,750
Allows healthcare
professionals to sterilize
surgical devices.
-------------------------------------------------------------
                                                 $  3,960,667
-------------------------------------------------------------
Metals - Industrial -- 1.3%
-------------------------------------------------------------
Steel Dynamics, Inc.(1)            15,000        $    239,063
Owns and operates a steel
minimill that produces
thin-slab/flat-rolled
steel.
Stillwater Mining Co.(1)           35,000           1,115,625
Explores, develops and
mines platinum
and palladium.
-------------------------------------------------------------
                                                 $  1,354,688
-------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.6%
-------------------------------------------------------------
Core Laboratories NV(1)            30,000        $    601,875
Analyzes petroleum fluids
for oil companies.
-------------------------------------------------------------
                                                 $    601,875
-------------------------------------------------------------
Oil and Gas - Exploration and Production -- 5.4%
-------------------------------------------------------------
Cross Timbers Oil Co.              85,000        $    770,313
Emerging growth energy
company with good
exploration track record.
EOG Resources, Inc.                15,000             263,438
Oil & gas exploration
company.
Louis Dreyfus Natural
Gas(1)                             45,940             832,663
Niche developer and driller
of gas properties.
Newfield Exploration Co.(1)        40,000           1,070,000
Acquires and develops
energy properties in
domestic U.S.
Noble Affiliates, Inc.             32,000             686,000
Explores and produces oil
and gas in the United
States, Canada and Africa.
Nuevo Energy Co.(1)                50,000             937,500
Explores and produces
natural gas and oil.
Santa Fe Snyder Corp.(1)           28,700             229,600
Explores and develops oil
and gas fields in the
United States and Mexico.
Stone Energy Corp.(1)              14,000             498,750
Acquires and develops oil
and natural gas in the Gulf
Coastal basin.
Titan Exploration, Inc.(1)         24,500             133,219
Operates oil & gas
properties.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

         SECURITY                SHARES          VALUE
-------------------------------------------------------------

Oil and Gas - Exploration and Production (continued)
-------------------------------------------------------------
Vintage Petroleum, Inc.(1)         31,000        $    373,938
Buys oil producing
properties in the U.S. and
South America.
-------------------------------------------------------------
                                                 $  5,795,421
-------------------------------------------------------------
Other Financial -- 1.5%
-------------------------------------------------------------
Waddell & Reed Financial,
Inc., Class A                      60,000        $  1,627,500
Asset management services.
-------------------------------------------------------------
                                                 $  1,627,500
-------------------------------------------------------------
Publishing -- 0.6%
-------------------------------------------------------------
Central Newspapers, Inc.,
Class A                            16,600        $    653,625
Publishes the Arizona
Republic, the Arizona
Business Gazette, the
Indianapolis Star, the
Indianapolis News, and
community newspapers in
Indiana and Louisiana.
-------------------------------------------------------------
                                                 $    653,625
-------------------------------------------------------------
Retail - Food and Drug -- 4.1%
-------------------------------------------------------------
Applebees International,
Inc.                               35,000        $  1,032,500
Casual dining restaurant
chain.
Duane Reade, Inc.(1)               30,000             826,875
Drug store chain.
Papa John's International,
Inc.(1)                            30,000             781,875
Rapidly growing restaurant
chain.
Sonic Corp.(1)                     30,000             855,000
Largest chain of service
drive-ins in the U.S.
Wild Oats Markets, Inc.(1)         40,000             887,500
Natural foods supermarket
chain.
-------------------------------------------------------------
                                                 $  4,383,750
-------------------------------------------------------------
Retail - Specialty and Apparel -- 4.2%
-------------------------------------------------------------
American Eagle
Outfitters(1)                      12,000        $    540,000
Sells collegiate-style
casual apparel.
Cutter & Buck, Inc.(1)             11,000             167,063
Sells golf-related apparel.
Ethan Allen Interiors, Inc.        30,000             961,875
Manufactures home
furnishings.
Mens Wearhouse, Inc.
(The)(1)                           62,000           1,821,250
Specialty apparel chain.
O'Reilly Automotive,
Inc.(1)                            22,000             473,000
Supplier of automotive
equipment and accessories.
         SECURITY                SHARES          VALUE
-------------------------------------------------------------

Retail - Specialty and Apparel (continued)
-------------------------------------------------------------
Talbots, Inc.                      13,000        $    580,125
Sells classic-style apparel
and accessories.
-------------------------------------------------------------
                                                 $  4,543,313
-------------------------------------------------------------
Semiconductor Equipment -- 0.3%
-------------------------------------------------------------
PRI Automation, Inc.(1)             5,000        $    335,625
Material handling equipment
for high cost semiconductor
wafers.
-------------------------------------------------------------
                                                 $    335,625
-------------------------------------------------------------
Software Services -- 5.0%
-------------------------------------------------------------
Advent Software, Inc.(1)           10,500        $    676,594
Provides software
integrating the investment
management process.
Art Technology Group,
Inc.(1)                               200              26,000
Helps businesses manage and
build e-commerce Web sites.
Broadbase Software, Inc.(1)        10,000           1,125,000
Makes software that
integrates and analyzes
customer information.
Commerce One, Inc.(1)               2,900             569,850
Offers software and
services for e-commerce.
E.piphany, Inc.(1)                  2,400             535,500
Makes software for use in
company analysis, database
marketing and e-commerce.
E-Stamp Corp.(1)                      300               6,675
Provides Internet postage
software for
small businesses.
Great Plains Software,
Inc.(1)                            24,000           1,794,000
Manufactures accounting
programs for small to
midsized companies.
Proxicom, Inc.(1)                   1,700             211,331
Provides software and
services for e-commerce.
Verity, Inc.(1)                    10,900             463,931
Makes software for
accessing information in
multiple formats.
-------------------------------------------------------------
                                                 $  5,408,881
-------------------------------------------------------------
Solid Waste -- 0.5%
-------------------------------------------------------------
Casella Waste Systems,
Inc., Class A(1)                   30,000        $    566,250
Collects non-hazardous
waste.
-------------------------------------------------------------
                                                 $    566,250
-------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

         SECURITY                SHARES          VALUE
-------------------------------------------------------------
Telecommunication Equipment -- 0.1%
-------------------------------------------------------------
Next Level Communications,
Inc.(1)                               800        $     59,900
Offers technology that
speeds the transmission of
voice and data.
-------------------------------------------------------------
                                                 $     59,900
-------------------------------------------------------------
Telecommunications Services -- 1.3%
-------------------------------------------------------------
Adelphia Business
Solutions, Inc.(1)                 25,000        $  1,200,000
Telecommunication service
provider.
GRIC Communications,
Inc.(1)                            10,200             258,825
Internet service provider.
-------------------------------------------------------------
                                                 $  1,458,825
-------------------------------------------------------------
Transportation -- 1.2%
-------------------------------------------------------------
Swift Transportation Co.,
Inc.(1)                            75,000        $  1,321,875
Regional truckload carrier
offering computerized
tracking services.
-------------------------------------------------------------
                                                 $  1,321,875
-------------------------------------------------------------
Total Common Stocks
   (identified cost $75,127,967)                 $104,009,982
-------------------------------------------------------------

COMMERCIAL PAPER -- 3.6%

                                 PRINCIPAL
                                 AMOUNT
                                 (000'S
         SECURITY                OMITTED)        VALUE
-------------------------------------------------------------
SBC Communications, Inc.,
4.70%, 1/3/00                     $ 3,892        $  3,890,984
-------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $3,890,984)               $  3,890,984
-------------------------------------------------------------
Total Investments -- 100.1%
   (identified cost $79,018,951)                 $107,900,966
-------------------------------------------------------------
Other Assets, Less Liabilities -- (0.1)%         $    (77,584)
-------------------------------------------------------------
Net Assets -- 100.0%                             $107,823,382
-------------------------------------------------------------

Company descriptions are unaudited.

(1)      Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1999
Assets
-----------------------------------------------------------
Investments, at value
   (identified cost, $79,018,951)              $107,900,966
Cash                                                  1,971
Receivable for investments sold                     197,493
Dividends receivable                                 12,108
-----------------------------------------------------------
TOTAL ASSETS                                   $108,112,538
-----------------------------------------------------------

Liabilities
-----------------------------------------------------------
Payable for investments purchased              $    259,766
Accrued expenses                                     29,390
-----------------------------------------------------------
TOTAL LIABILITIES                              $    289,156
-----------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                       $107,823,382
-----------------------------------------------------------
Sources of Net Assets
-----------------------------------------------------------
Net proceeds from capital contributions and
   withdrawals                                 $ 78,941,367
Net unrealized appreciation (computed on
   the basis of identified cost)                 28,882,015
-----------------------------------------------------------
TOTAL                                          $107,823,382
-----------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 1999
Investment Income
-----------------------------------------------------------
Dividends                                       $   215,434
Interest                                            144,329
-----------------------------------------------------------
TOTAL INVESTMENT INCOME                         $   359,763
-----------------------------------------------------------

Expenses
-----------------------------------------------------------
Investment adviser fee                          $   511,023
Trustees fees and expenses                            7,456
Custodian fee                                        68,804
Legal and accounting services                        30,050
Amortization of organization expenses                 1,855
Miscellaneous                                         3,781
-----------------------------------------------------------
TOTAL EXPENSES                                  $   622,969
-----------------------------------------------------------

NET INVESTMENT LOSS                             $  (263,206)
-----------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost
      basis)                                    $23,608,135
-----------------------------------------------------------
NET REALIZED GAIN                               $23,608,135
-----------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)          $ 8,998,971
-----------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                               $ 8,998,971
-----------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                $32,607,106
-----------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS      $32,343,900
-----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease)        YEAR ENDED           YEAR ENDED
in Net Assets              DECEMBER 31, 1999    DECEMBER 31, 1998
-----------------------------------------------------------------
From operations --
   Net investment loss       $    (263,206)       $    (198,515)
   Net realized gain            23,608,135            8,602,338
   Net change in
      unrealized
      appreciation
      (depreciation)             8,998,971            3,223,464
-----------------------------------------------------------------
NET INCREASE IN NET
   ASSETS FROM OPERATIONS    $  32,343,900        $  11,627,287
-----------------------------------------------------------------
Capital transactions --
   Contributions             $   9,273,480        $   5,783,708
   Withdrawals                 (12,544,323)         (16,629,759)
-----------------------------------------------------------------
NET DECREASE IN NET
   ASSETS FROM
   CAPITAL TRANSACTIONS      $  (3,270,843)       $ (10,846,051)
-----------------------------------------------------------------

NET INCREASE IN NET
   ASSETS                    $  29,073,057        $     781,236
-----------------------------------------------------------------

Net Assets
-----------------------------------------------------------------
At beginning of year         $  78,750,325        $  77,969,089
-----------------------------------------------------------------
AT END OF YEAR               $ 107,823,382        $  78,750,325
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           YEAR ENDED DECEMBER 31,
                                    ---------------------------------------------------------------------
                                        1999          1998          1997          1996          1995
---------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------
Expenses                                  0.76%         0.76%         0.75%         0.76%         0.77%
Net investment income (loss)             (0.32)%       (0.26)%       (0.10)%        0.18%         0.19%
Portfolio Turnover                         103%          116%          156%           91%           81%
---------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                    $107,823       $78,750       $77,969       $82,947       $73,940
---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Special Equities Portfolio (formerly Special Investment Portfolio) (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable and other assets will be appraised at their fair market value as determined in good faith by or at the direction of the Trustees of the Portfolio.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 1999, $229 credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed on the specific identification of the securities sold.

 F Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization were amortized on the straight-line basis over five years and are fully amortized at December 31, 1999.

 G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   services rendered to the Portfolio. The fee is at the annual rate of 0.625% of the Portfolio's average daily net assets. For the year ended December 31, 1999, the fee amounted to $511,023. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 1999, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $82,627,410 and $87,883,679, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 1999 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                               $79,318,671
    --------------------------------------------------------
    Gross unrealized appreciation                $30,634,093
    Gross unrealized depreciation                 (2,051,798)
    --------------------------------------------------------
    NET UNREALIZED APPRECIATION                  $28,582,295
    --------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating Portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 1999.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 1999 there were no outstanding obligations under these financial instruments.

8 Name Change
-------------------------------------------
   On May 1, 1999, Special Investment Portfolio changed its name to Special Equities Portfolio.

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 1999

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SPECIAL EQUITIES PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Special Equities Portfolio, formerly the Special Investment Portfolio (the "Portfolio") at December 31, 1999, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 31, 2000

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 1999

INVESTMENT MANAGEMENT

SPECIAL EQUITIES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant